Corporate Information	12 Months Ended
Sep. 30, 2023
Corporate Information [Abstract]
CORPORATE INFORMATION

1. CORPORATE INFORMATION

Golden Heaven Group Holdings Ltd. (the “Company”) is a holding company incorporated on January 22, 2020, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding equity of Golden Heaven Management Ltd. (“Golden Heaven BVI”), which was established under the laws of the British Virgin Islands on February 18, 2020.

Golden Heaven BVI is a holding company holding all of the outstanding equity of Golden Heaven Group Management Limited (“Golden Heaven HK”), which was established in Hong Kong on February 26, 2020. Golden Heaven HK is a holding company holding all of the outstanding equity of Nanping Golden Heaven Amusement Park Management Co., Ltd. (“Golden Heaven WFOE”), which was established on December 14, 2020 under the laws of the People’s Republic of China (“PRC” or “China”).

Golden Heaven WFOE, through its wholly owned subsidiaries, namely, Changde Jinsheng Amusement Development Co., Ltd., Qujing Jinsheng Amusement Investment Co., Ltd., Tongling Jinsheng Amusement Investment Co., Ltd., Yuxi Jinsheng Amusement Development Co., Ltd., Yueyang Jinsheng Amusement Development Co., Ltd., Mangshi Jinsheng Amusement Park Co., Ltd., each a PRC company, engages in the management and operation of urban amusement parks, water parks, and complementary recreational facilities. Our revenue is primarily generated from selling access to rides and attractions, charging fees for special event rentals, and collecting regular rental payments from commercial tenants.